Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions
Related party transactions

15. Related party transactions

UK Government

The UK Government’s shareholding in NatWest Group plc is managed by UK Government Investments Limited, a company wholly owned by the UK Government. At 30 June 2024 HM Treasury’s holding in NatWest Group plc’s ordinary shares was 20.92% (31 December 2023 - 37.97%). As a result, the UK Government through HM Treasury is no longer the controlling shareholder of NatWest Group plc as per UK listing rules. The UK Government and UK Government-controlled bodies remain related parties of the NatWest Group.

At 12 July 2024 HM Treasury’s holding in NatWest Group plc’s ordinary shares fell below 20% to 19.97%.

NatWest Group enters into transactions with many of these bodies. Transactions include the payment of: taxes – principally UK corporation tax and value added tax; national insurance contributions; local authority rates; regulatory fees and levies; together with banking transactions such as loans and deposits undertaken in the normal course of banker-customer relationships.

Bank of England facilities

NatWest Group may participate in a number of schemes operated by the Bank of England in the normal course of business.

Other related parties

(a)  In their roles as providers of finance, NatWest Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business.

(b)  To further strategic partnerships, NatWest Group may seek to invest in third parties or allow third parties to hold a minority interest in a subsidiary of NatWest Group. We disclose as related parties for associates and joint ventures and where equity interests are over 10%. Ongoing business transactions with these entities are on normal commercial terms.

(c)  NatWest Group recharges the NatWest Group Pension Fund with the cost of pension management services incurred by it.

(d)  In accordance with IAS 24, transactions or balances between NatWest Group entities that have been eliminated on consolidation are not reported.

Full details of NatWest Group’s related party transactions for the year ended 31 December 2023 are included in NatWest Group plc’s 2023 Annual Report Form 20-F.